Parametric Market Neutral Fund

PARAMETRIC MARKET NEUTRAL FUND

Supplement to Prospectus dated March 1, 2013

1.

The following amendments to the Prospectus are effective immediately:

a.

The following replaces the “Annual Fund Operating Expenses” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	2.14%	1.89%
Expense Reimbursement(2)	(0.64)%	(0.64)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%	1.25%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

(2)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Investor Class shares and 1.25% for Institutional Class shares.  This expense reimbursement will continue through February 28, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$608	$1,091	$2,422
Institutional Class shares	$127	$532	$962	$2,159

b. The following replaces “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund seeks to maintain substantially offsetting long and short market exposures to equities and commodities, and to follow a generally market-neutral strategy.  The Fund maintains long positions in selected equities (including developed and emerging markets) and commodities.  Seeking to substantially offset the market exposures of its long equity positions, the Fund maintains short exposures to corresponding benchmark indices (including, but not limited to, the S&P 500 Index, MSCI EAFE Index and MSCI Emerging Markets Index).  Seeking to substantially offset the market exposures of its long commodity positions, the Fund may maintain a short exposure to corresponding benchmark indices (including, but not limited to, the Dow Jones UBS Commodity Index).  As an alternative to entering into index positions to offset the market exposures of the Fund’s selected long commodity positions, the Fund may instead hold long positions in the selected commodities to the extent they are overweight the benchmark index and short positions in benchmark commodities to the extent they are overweight the Fund’s selected long commodity positions.

The Fund generally achieves its long exposures to the equity markets by holding individual stocks and its long and short exposures to commodities through positions in swaps, futures and forwards.  The Fund achieves its short equity index exposures using swaps and futures.  The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or, with respect to its foreign equity positions, to attempt to mitigate the adverse effects of foreign currency fluctuations.  Such transactions may include swaps, futures, forwards, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

In determining the selected long equity positions, the Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure among developed and emerging country equity markets, sectors and issuers, and commodities and commodity sectors.  The Fund’s investment process utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral market characteristics identified by the Fund’s sub-adviser, Parametric Portfolio Associates LLC (“Parametric”).  For the Fund’s international developed and emerging market equity investments, the portfolio managers select and allocate country equity exposures based on factors such as size, liquidity, level of economic development, local economic diversification and perceived risk. The portfolio managers select U.S. equity exposures based on factors such as sector and capitalization size, dividends and perceived risk. The asset allocations within the equity strategies are rebalanced to their target weights if they exceed certain pre-determined overweights. This has the effect of reducing exposure to countries, sectors and/or particular securities that have had strong relative performance and increasing exposure to countries, sectors and/or particular securities that have underperformed. Within each country, and with respect to its U.S. equity investments, the Fund seeks to maintain broad exposure across key economic sectors, such as industrial, technology, consumer, utilities, and financial. Relative to capitalization-weighted indexes, the portfolio managers generally overweight the less represented sectors.

In determining the Fund’s selected long commodity positions, target weights are created to attempt to reduce concentration risk relative to the strategy’s benchmark index. The frequency of rebalancing depends on the correlation between, and volatility of, the individual commodities. In the future, the Fund may employ other Parametric strategies in the Fund.

The Fund employs an absolute return investment approach, seeking to substantially neutralize the impact on performance of broad movements in equity and commodity markets. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

The Fund invests its assets in Parametric Market Neutral Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.  The Portfolio may also gain exposure to commodities by investing up to 25% of total assets in PSAR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands, which invests primarily in commodity-related instruments.

c. The paragraph titled “Currency Risk.” under “Principal Risks” in “Fund Summary” is removed.

d. The paragraph titled “Foreign Currencies.” in “Investment Objective & Principal Policies and Risks” is removed.

e. The following replaces the first paragraph and related table under “The Fund.” and “The Portfolio.”, respectively, in “Management and Organization”:

The Fund. Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Investable Assets”).  The investment adviser fee is as follows:

Average Daily Investable Assets	Annual Asset Rate*
up to $500 million	0.8000%
$500 million but less than $1 billion	0.7750%
$1 billion but less than $2.5 billion	0.7500%
$2.5 billion but less than $5 billion	0.7300%
$5 billion and over	0.7150%

*Effective September 30, 2013, Eaton Vance agreed to reduce its advisory fee as stated above.  This contractual reduction cannot be terminated or modified without Trustee and shareholder approval.

The Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Assets	Annual Asset Rate*
up to $500 million	0.8000%
$500 million but less than $1 billion	0.7750%
$1 billion but less than $2.5 billion	0.7500%
$2.5 billion but less than $5 billion	0.7300%
$5 billion and over	0.7150%

*Effective September 30, 2013, BMR agreed to reduce its advisory fee as stated above.  This contractual reduction cannot be terminated or modified without Trustee and shareholder approval.

2. Effective November 1, 2013, the following replaces the second paragraph under “Institutional Class Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for:
(i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Institutional Class shares is at least $50,000 (or is anticipated by the principal underwriter to reach $50,000).

October 1, 2013	7629-10/13 PPASARPS

Annual Fund Operating Expenses Parametric Market Neutral Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.09%	1.09%
Total Annual Fund Operating Expenses		2.14%	1.89%
Expense Reimbursement	[1]	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	1.25%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Investor Class shares and 1.25% for Institutional Class shares. This expense reimbursement will continue through February 28, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expense Example Parametric Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	608	1,091	2,422
Institutional Class	127	532	962	2,159